SHARE REPURCHASES	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASES
17.	SHARE REPURCHASES

Pursuant to the November 2008 share repurchase agreement with Tiger Global (discussed in Note 16), the Company agreed to purchase from Tiger Global an aggregate of 8,364,634 ordinary shares (2,788,211 ADSs) at US$1.3167 per ordinary share (US$3.95 per ADS), for an aggregate purchase price of RMB75,315 (US$11,014). The agreement also stipulated that all warrants held by Tiger Global, which represented the right to purchase an aggregate of 1,768,300 ordinary shares, would be cancelled. Up to December 31, 2008, the Company has repurchased and cancelled 1,518,949 ordinary shares and 321,109 warrants for an aggregate consideration of RMB13,668 (US$2,000). Subsequent to December 31, 2008, the Company has repurchased and cancelled 6,845,685 ordinary shares and 1,447,191 warrants for an aggregate consideration of RMB61,647 (US$9,014) in January 2009.

In addition, the Company approved a share repurchase plan in 2008. Pursuant to this plan, the Company repurchased an aggregate of 2,183,634 and 983,115 ordinary shares in open market transactions conducted for a cash consideration of RMB20,522 (US$3,002) and RMB14,738 (US$2,159) in 2008 and 2009 respectively. The repurchases were made at an average price of US$1.37 and US$2.20 per ordinary share respectively (US$4.11 per ADS and US$6.6 per ADS respectively).

In April 2010, the Company approved another share repurchase plan to repurchase up to US$3 million of the outstanding ADSs from time to time through May 1, 2012. Pursuant to this plan, the Company repurchased of 852,144 ordinary shares in open market transactions conducted between June and November 2010 for a cash consideration of RMB13,262 (US$1,996), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.34 per ordinary share (US$7.03 per ADS). In 2011, the Company repurchased an aggregate of 590,205 ordinary shares in open market transactions conducted between May and December 2011 for a cash consideration of RMB8,243(US$1,274), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.16 per ordinary share (US$6.48 per ADS).

In May 2011, the Company approved another share repurchase plan to repurchase up to $10 million of the outstanding ADSs from time to time though May 1, 2013.